Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cost of revenues	¥ (348,150)	$ (50,477)	¥ (376,189)	¥ (387,272)
Gross profit	1,974,951	286,341	2,131,628	1,816,519
Operating expenses
Sales and marketing expenses	(1,129,508)	(163,763)	(1,748,436)	(2,123,618)
General and administrative expenses	(185,667)	(26,919)	(207,602)	(275,391)
Total operating expenses	(1,358,009)	(196,892)	(2,017,363)	(2,465,537)
(Loss)/income from operations	616,942	89,449	114,265	(649,018)
Interest income	16,248	2,356	16,175	25,809
Other income, net	24,527	3,556	39,156	203,210
(Loss)/income before income tax expenses	648,548		197,634	(432,573)
Income tax expenses	11,992	1,739	(19,618)	(236)
Net (loss)/income	643,009	93,230	212,366	(430,988)
Parent Company
Cost of revenues	(33)	(5)	(101)	(163)
Gross profit	(33)	(5)	(101)	(163)
Operating expenses
Sales and marketing expenses	(4,166)	(604)	14	(14,278)
General and administrative expenses	(41,269)	(5,983)	(58,477)	(61,500)
Total operating expenses	(45,435)	(6,587)	(58,463)	(75,778)
(Loss)/income from operations	(45,468)	(6,592)	(58,564)	(75,941)
Interest income	8,764	1,271	5,349	14,880
Other income, net	(2,202)	(319)	8
(Loss)/income before income tax expenses	(38,906)	(5,640)	(53,207)	(61,061)
(Loss)/income from investment in subsidiaries	682,865	99,008	272,263	(369,481)
Net (loss)/income	¥ 643,959	$ 93,368	¥ 219,056	¥ (430,542)